Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of revenue source - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of revenue source [Line Items]
Net sales	$ 63,360	$ 43,889
Hardware and software [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of revenue source [Line Items]
Net sales	47,416	27,184
Consumables [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of revenue source [Line Items]
Net sales	3,257	4,806
Professional services [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of revenue source [Line Items]
Net sales	$ 12,687	$ 11,899